LETTER FROM SAFECO LIFE'S PRESIDENT


DEAR RESOURCE B PARTICIPANT:

We are pleased to present the SAFECO Life Resource B Variable Annuity Annual Report. Inside you will find schedules of investments and financial statements for each of the 3 portfolios. In addition, reports from each of the portfolio managers are provided. The information presented covers the year ending December 31, 1996.

1996 FINANCIAL MARKET REVIEW

We entered 1996 with rather modest expectations for the equity markets and look what happened. The Standard & Poor's 500 index gained 22.94% on the heels of its astonishing 37.50% growth in 1995. The good news is, investors who had the conviction to stay invested in common stocks were amply rewarded. For the second straight year, we're glad to have been "in" the market, rather than "out".

The bad news is that such market conditions can cause amnesia - amnesia when it comes to the volatile nature of the stock market (which delivered 1.32% in 1994), and forgetfulness regarding the diversification that bonds and money market funds provide.

The neglected cousins of 1996 were the bond markets. Bonds struggled through the year -- despite the fact inflation remained at bay -- reversing directions and ultimately delivering lackluster total returns. The broader market as measured by Lehman Brothers Government/Corporate Index, returned 2.90% for the year.

Three elements seem to be props for the stock market. Inflation has remained in control, corporate earnings have continued to grow and there has been a fundamental shift in the way individuals invest. Investors are increasingly recognizing the superior long-term potential of stocks, at the same time they are taking control of more of their retirement savings.

FINANCIAL OUTLOOK

While the shift from traditional company-controlled pensions to employee directed plans such as 401(k)s seems irreversible, it doesn't seem possible for the stock market to sustain its present level of growth. Still, we believe common stocks offer the potential for superior long-term returns as they have over the past 70 years. At the same time, we remind you of the historical level of stock market returns.

All in all, our 1997 outlook is that the financial markets will do "okay". We anticipate bonds will earn, or nearly earn, their coupons. And that stream of interest payments is what people should buy bonds for anyway. In short, do not expect big gains in bond prices, just steady income. Stocks will have a more difficult time, especially if corporate earnings fail to meet expectations. Nonetheless, there are always opportunities for stock pickers. And what's what we do best.

SAFECO LIFE'S COMMITMENT

SAFECO Life remains committed to providing you quality service with efficient and accurate reporting. We have added new customer service representatives in our IRA and TSA units as well as toll free telephone lines designed to link you directly with the service representative handling your account. Watch for news in 1997 about a voice responsive unit allowing you access to your information and an investor newsletter to better serve your needs.

We appreciate your business and the opportunity to serve you. Call us at the toll free number listed on your statement anytime between 7:00 am and 4:30 pm
(PST) if we can be of assistance.

Sincerely,



Richard E. Zunker
President

TABLE OF CONTENTS

                                                              PAGE

Financial Statements
        Statement of Assets and Liabilities                     4
        Statement of Operations                                 5
        Statement of Changes in Net Assets                      6
        Notes to Financial Statements                           7
        Report of Ernst & Young LLP, Independent Auditors       9

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                                                           SUB-ACCOUNTS
                                                                            ------------------------------------------
                                                                             SAFECO           SAFECO           SAFECO
                      AS OF DECEMBER 31, 1996                                EQUITY            BOND             MMKT
------------------------------------------------------------------------------------------------------------------
                                                                            -- (In Thousands, Except Per-Unit and Per
                                                                                        Share Amounts) --
ASSETS:
  Investments in underlying Portfolios:
  Investments, at cost                                                      $118,571         $ 9,443          $ 5,104
                                                                            =======          =======          =======
  Shares owned                                                                6,101              844            5,104
  Net asset value per share                                                 $ 21.75          $ 10.75          $  1.00
                                                                            -------          -------          -------
  Investments, at value                                                     132,704            9,073            5,104
  Cash                                                                           26                2                1
                                                                            -------          -------          -------
    Total assets                                                            132,730            9,075            5,105

LIABILITIES:
  Mortality and expense risk charge payable                                     146               10                6
  Fees payable                                                                   26                2                1
                                                                            -------          -------          -------
    Total liabilities                                                           172               12                7
                                                                            -------          -------          -------
NET ASSETS                                                                  $132,558         $ 9,063          $ 5,098
                                                                            =======          =======          =======
ACCUMULATION UNITS OUTSTANDING                                                3,328              504              341
                                                                            =======          =======          =======
ACCUMULATION UNIT VALUE*
  (Net assets divided by accumulation
    units outstanding)                                                      $39.829          $17.991          $14.944
                                                                            =======          =======          =======

* Redemption price per unit is the unit value less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements

                                              SAFECO RESOURCE VARIABLE ACCOUNT B
--------------------------------------------------------------------------------

                                                         STATEMENT OF OPERATIONS

                                                                                          SUB-ACCOUNTS
                                                                           ----------------------------------------
                                                                                  YEAR ENDED DECEMBER 31, 1996
                                                                            SAFECO           SAFECO           SAFECO
                                                                            EQUITY            BOND             MMKT
                                                                           ----------------------------------------
                                                                                     -- ($ in Thousands) --
INVESTMENT INCOME:
  Income dividends and capital gain
    distributions                                                          $12,467          $   495          $   241
EXPENSES:
  Mortality and expense risk charge                                          1,394              111               63
                                                                           -------          -------          -------
NET INVESTMENT INCOME                                                       11,073              384              178
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) on investments                                    4,626              (20)               -
  Net change in unrealized appreciation                                      7,840             (425)               -
                                                                           -------          -------          -------
NET GAIN (LOSS) ON INVESTMENTS                                              12,466             (445)               -
                                                                           -------          -------          -------
NET CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                          $23,539          $   (61)         $   178
                                                                           =======          =======          =======

                       See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                          SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------
                                                                 FOR THE YEAR ENDED DECEMBER 31
                                               SAFECO                        SAFECO                        SAFECO
                                               EQUITY                         BOND                          MMKT
                                      ----------------------        ----------------------        ----------------------
                                        1996           1995           1996           1995           1996           1995
                                      ----------------------        ----------------------        ----------------------

                                                                      -- (In Thousands) --
OPERATIONS:
  Net investment income               $  11,073      $   9,089      $     384      $     422      $     178      $     187
  Net realized gain (loss) on
    investments                           4,626          2,869            (20)           (29)             -              -
  Net change in unrealized
    appreciation                          7,840          5,057           (425)           773              -              -
                                      ---------      ---------      ---------      ---------      ---------      ---------
  Net change in net assets
    resulting from operations            23,539         17,015            (61)         1,166            178            187
NET ACCUMULATION UNIT TRANSACTIONS       19,372         18,584            405             89            478           (473)
                                      ---------      ---------      ---------      ---------      ---------      ---------
TOTAL CHANGE IN NET ASSETS               42,911         35,599            344          1,255            656           (286)
NET ASSETS AT BEGINNING OF PERIOD        89,647         54,048          8,719          7,464          4,442          4,728
                                      ---------      ---------      ---------      ---------      ---------      ---------
NET ASSETS AT END OF PERIOD           $ 132,558      $  89,647      $   9,063      $   8,719      $   5,098      $   4,442
                                      =========      =========      =========      =========      =========      =========

OTHER INFORMATION
Increase (Decrease) in Units and
  Amounts
UNITS:
  Sales                                     925            905             87             87            717            587
  Redemptions                              (371)          (257)           (65)           (86)          (684)          (621)
                                      ---------      ---------      ---------      ---------      ---------      ---------
    Net change                              554            648             22              1             33            (34)
                                      =========      =========      =========      =========      =========      =========
AMOUNTS:
  Sales                               $  32,687      $  25,905      $   1,555      $   1,469      $  10,520      $   8,274
  Redemptions                           (13,315)        (7,321)        (1,150)        (1,380)       (10,042)        (8,747)
                                      ---------      ---------      ---------      ---------      ---------      ---------
    Net change                        $  19,372      $  18,584      $     405      $      89      $     478      $    (473)
                                      =========      =========      =========      =========      =========      =========
DECEMBER 31, 1996:
  Paid in capital                     $  79,810                     $   6,681                     $   3,856
  Par value per unit                       None                          None                          None
  Accumulation units authorized       Unlimited                     Unlimited                     Unlimited
  Accumulation units owned by
    SAFECO                                  200                           200                           200

                       See Notes to Financial Statements

                                              SAFECO RESOURCE VARIABLE ACCOUNT B
--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

    SAFECO Resource Variable Account B (Variable Account B) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO), a wholly-owned subsidiary of SAFECO Corporation. Variable Account B is comprised of 12 portfolios. The information contained in this financial statement relates to the sub-accounts invested in shares of the three portfolios designated below.

                       SUB-ACCOUNT                                UNDERLYING PORTFOLIO
    --------------------------------------------------------------------------------------------
                                                        SAFECO Resource Series Trust --
    SAFECO Resource Equity (SAFECO Equity)              Equity Portfolio
    SAFECO Resource Bond (SAFECO Bond)                  Bond Portfolio
    SAFECO Resource Money Market (SAFECO MMKT)          Money Market Portfolio

2.  SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION -- Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the respective Portfolio. Realized gains or losses on securities transactions are determined using the First-In First-Out (FIFO) cost method. Security transactions are recorded on the trade date.

    DISTRIBUTIONS -- The net investment income and realized capital gains of Variable Account B are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

    FEDERAL INCOME TAX -- Operations of Variable Account B are included in the federal income tax return of SAFECO, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of Variable Account B.

3.  EXPENSES

    A mortality and expense risk charge is deducted by SAFECO from Variable Account B on a daily basis which is equal, on an annual basis, to 1.25% of the average daily net asset value of Variable Account B. The mortality risks assumed by SAFECO arise from its contractual obligation to make annuity payments after the annuity date for the life of the participant and to waive withdrawal charges in the event of the death of a participant. The expense risk assumed by SAFECO is that the costs of administering the contracts and Variable Account B will exceed the amount received from the administration charge.

    The following expenses may be deducted from a contractholder's account by SAFECO and not directly from Variable Account B. As a fee for expenses associated with the administration of the contract owner's account, an annual charge of $30 may be deducted by SAFECO from the accumulated value of each contract on the date the initial purchase payment is invested and on each certificate anniversary. In the event that a participant withdraws all or a portion of the participant's accumulation account, a contingent deferred sales charge is imposed on withdrawals of purchase payments in the first eight certificate years. Any premium tax levied by a state or government entity with respect to the Variable Account B contract will be charged against the contract. Fees and charges may vary by product.

December 31, 1996                             SAFECO RESOURCE VARIABLE ACCOUNT B
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Continued)

4.  INVESTMENT TRANSACTIONS

                                                                                              SUB-ACCOUNTS
                                                                                   ----------------------------------
                                                                                    SAFECO       SAFECO       SAFECO
                                                                                    EQUITY        BOND         MMKT
     -------------------------------------------------------------------------------------------------------------
                                                                                         -- ($ in Thousands) --
     PURCHASES for the year ended December 31, 1996                                $46,553      $ 2,256      $12,206
                                                                                   =======      =======      =======
     SALES for the year ended December 31, 1996                                    $16,050      $ 1,465      $11,549
                                                                                   =======      =======      =======

5.  ACCUMULATION UNIT DATA

                                                                                              SUB-ACCOUNTS
                                                                                   ----------------------------------
                                                                                    SAFECO       SAFECO       SAFECO
                                                                                    EQUITY        BOND         MMKT
     -------------------------------------------------------------------------------------------------------------
     December 31, 1992                                                             $18.704      $14.882      $13.335
     December 31, 1993                                                              23.630       16.253       13.516
     December 31, 1994                                                              25.424       15.559       13.837
     December 31, 1995                                                              32.321       18.117       14.417
     December 31, 1996                                                              39.829       17.991       14.944

                          REPORT OF ERNST & YOUNG LLP,
                              INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS OF SAFECO LIFE INSURANCE COMPANY AND
PARTICIPANTS OF SAFECO RESOURCE VARIABLE ACCOUNT B

We have audited the accompanying statements of assets and liabilities of certain Sub-Accounts of SAFECO Resource Variable Account B (comprising, respectively, the SAFECO Resource Equity, SAFECO Resource Bond, and SAFECO Resource Money Market Sub-Accounts) as of December 31, 1996, and the related statements of operations, the statements of changes in net assets, and the accumulation unit data for each of the periods indicated therein. These financial statements and accumulation unit data are the responsibility of the SAFECO Resource Variable Account B's management. Our responsibility is to express an opinion on these financial statements and accumulation unit data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and accumulation unit data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and accumulation unit data. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with SAFECO Resource Series Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and accumulation unit data referred to above present fairly, in all material respects, the financial position of each of the respective Sub-Accounts of SAFECO Resource Variable Account B as listed above at December 31, 1996, the results of their operations, the changes in their net assets, and the accumulation unit data for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                  SIGNATURE
Seattle, Washington
January 31, 1997